Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE (Details) (Parenthetical) Pure in Thousands	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beneficial interests	100.00%